EVENTS SUBSEQUENT TO DECEMBER 31, 2021 (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 17, 2022	Mar. 17, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 20, 2022
At-the-market equity offering program | ADS
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			87,624	2,837,038
Average share price			$ 9.03	$ 8.62
Proceeds from issuance of shares			$ 0.8
Event subsequent to reporting period | At-the-market equity offering program | ADS
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	282,626	282,626
Average share price		$ 2.2
Proceeds from issuance of shares		$ 0.6
Event subsequent to reporting period | Gaelan
Disclosure of non-adjusting events after reporting period [line items]
Upfront payments received	$ 2.0
Event subsequent to reporting period | Kukbo Co. Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Upfront payments received	1.5
Event subsequent to reporting period | Kukbo Co. Ltd. | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Milestones to be paid	$ 5.6	$ 5.6
RSUs | Event subsequent to reporting period
Disclosure of non-adjusting events after reporting period [line items]
Estimated fair value on the grant date					$ 6.0
RSUs | Event subsequent to reporting period | Officers, employees, and consultants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for grant					1,920,500
Number of American depository shares for each restricted stock unit					1
RSUs | Event subsequent to reporting period | Directors and Chief Executive Officer
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for grant					140,000